Accumulated other comprehensive income (loss)	12 Months Ended
Feb. 01, 2014
Accumulated other comprehensive income (loss)

8. Accumulated other comprehensive income (loss)

The following tables present the changes in accumulated OCI by component and the reclassifications out of accumulated OCI:

			Pension plan
	Foreign currency translation	Gains (losses) on cash flow hedges	Actuarial (losses) gains	Prior service credit (cost)	Accumulated other comprehensive (loss) income
(in millions)
Balance at January 29, 2011	$(145.0)	$5.9	$(46.0)	$14.3	$(170.8)
OCI before reclassifications	(3.9)	32.2	(7.3)	5.5	26.5
Amounts reclassified from accumulated OCI	—	(16.0)	1.8	(0.7)	(14.9)

Net current-period OCI	(3.9)	16.2	(5.5)	4.8	11.6

Balance at January 28, 2012	(148.9)	22.1	(51.5)	19.1	(159.2)
OCI before reclassifications	(0.5)	(6.7)	4.7	(0.8)	(3.3)
Amounts reclassified from accumulated OCI	—	(14.4)	2.4	(1.2)	(13.2)

Net current-period OCI	(0.5)	(21.1)	7.1	(2.0)	(16.5)

Balance at February 2, 2013	(149.4)	1.0	(44.4)	17.1	(175.7)
OCI before reclassifications	12.4	(22.0)	0.2	(0.7)	(10.1)
Amounts reclassified from accumulated OCI	—	6.7	1.7	(1.1)	7.3

Net current-period OCI	12.4	(15.3)	1.9	(1.8)	(2.8)

Balance at February 1, 2014	$(137.0)	$(14.3)	$(42.5)	$15.3	$(178.5)

The amounts reclassified from accumulated OCI were as follows:

Reclassification activity by individual accumulated OCI component:	Fiscal 2014	Fiscal 2013	Fiscal 2012	Income statement caption
	Amounts reclassified from accumulated OCI	Amounts reclassified from accumulated OCI	Amounts reclassified from accumulated OCI
(in millions)
(Gains) losses on cash flow hedges:
Foreign currency contracts	$(0.9)	$(0.4)	$(0.1)	Cost of sales (see Note 19)
Commodity contracts	12.0	(22.0)	(24.5)	Cost of sales (see Note 19)

Total before income tax	11.1	(22.4)	(24.6)
	(4.4)	8.0	8.6	Income taxes

Net of tax	6.7	(14.4)	(16.0)

Defined benefit pension plan items:
Amortization of unrecognized net prior service credit	(1.5)	(1.6)	(1.0)	Selling, general and administrative expenses(1)
Amortization of unrecognized actuarial loss	2.3	3.2	2.6	Selling, general and administrative expenses(1)

Total before income tax	0.8	1.6	1.6
	(0.2)	(0.4)	(0.5)	Income taxes

Net of tax	0.6	1.2	1.1

Total reclassifications, net of tax	$7.3	$(13.2)	$(14.9)

(1)	These items are included in the computation of net periodic pension benefit (cost). See Note 20 for additional information.